Assumptions Used to Measure Net Periodic Benefit Cost for Postretirement Benefit Obligations (Detail) - Other Postretirement Benefit Plans, Defined Benefit - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate used to measure net periodic benefit cost	3.74%	4.10%	3.62%
Current medical cost trend rate	7.75%	7.75%	8.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate used to measure benefit obligation	3.96%	3.74%
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Estimated future benefit payments in the year ending June 30, 2016	$ 5,644
Estimated future benefit payments in the year ending June 30, 2017	5,770
Estimated future benefit payments in the year ending June 30, 2018	5,751
Estimated future benefit payments in the year ending June 30, 2019	5,598
Estimated future benefit payments in the year ending June 30, 2020	5,176
Estimated future benefit payments in the aggregate for the five years ending June 30, 2021 through June 30, 2025	$ 22,449
Defined benefit plan, participant age range, Pre-65 [Member]
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Ultimate medical cost trend rate	5.60%	5.00%	5.00%
Medical cost trend rate decreases to ultimate in year	2041	2021	2019
Defined benefit plan, participant age range, Post-65 [Member] [Member]
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Ultimate medical cost trend rate	6.20%	5.00%	5.00%
Medical cost trend rate decreases to ultimate in year	2045	2021	2019